Investments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate
Investments for general account comprise financial assets, excluding derivatives, as well as investments in real estate.

	Note	2021	2020

Available-for-sale (AFS)		99,884	99,580

Loans		46,823	44,519

Financial assets at fair value through profit or loss (FVTPL)		8,481	10,057

Total financial assets, excluding derivatives	22.1	155,188	154,156

Investments in real estate	22.2	2,643	2,385

Total investments for general account		157,831	156,541

Summary of Financial Assets Excluding Derivatives

	AFS	FVTPL	Loans	Total	Fair value

2021

Shares	350	1,665	-	2,015	2,015

Debt securities	93,899	3,296	-	97,195	97,195

Money market and other short-term investments	4,790	120	-	4,910	4,910

Mortgage loans	-	-	39,991	39,991	44,366

Private loans	-	-	4,883	4,883	5,491

Deposits with financial institutions	-	-	52	52	52

Policy loans	-	-	1,893	1,893	1,893

Other	844	3,401	3	4,248	4,248

At December 31, 2021	99,884	8,481	46,823	155,188	160,171

2020

Shares	345	1,634	-	1,979	1,979

Debt securities	93,681	5,669	-	99,350	99,350

Money market and other short-term investments	4,558	109	-	4,667	4,667

Mortgage loans	-	-	38,244	38,244	43,258

Private loans	-	-	4,358	4,358	5,280

Deposits with financial institutions	-	-	92	92	92

Policy loans	-	-	1,801	1,801	1,801

Other	996	2,645	25	3,665	3,665

At December 31, 2020	99,580	10,057	44,519	154,156	160,093

	2021	2020
Current portion:

Debt securities, money market and other short-term investments, mortgage and private loans	12,924	14,671

Summary of Movement on Loan Allowance Account
Movement on the loan allowance account during the year were as follows:

	2021	2020
At January 1	(188)	(165)

Addition charged to income statement	(40)	(87)

Reversal to income statement	55	2

Amounts written off	55	62

At December 31	(118)	(188)

Summary of Investments in Real Estate

	2021	2020
At January 1	2,385	2,901

Additions	47	148

Subsequent expenditure capitalized	1	2

Disposals	(60)	(726)

Transfer from real estate for own use and equipment	14	-

Fair value gains / (losses)	253	74

Net exchange differences	3	(14)

At December 31	2,643	2,385

Investments in real estate held by:

Americas	39	37

The Netherlands	2,588	2,331

Value of Aegon’s properties which were appraised in the current year	98%	99%

Appraisals performed by independent external appraisers	98%	99%

Summary of detailed information about investment Property

	2021	2020	2019
Rental income reported as part of investment income	68	87	83

Direct operating expenses (Including repairs and maintenance expenses):

- From investment property that generated rental income	32	47	59

- From investment property that did not generate rental income	2	2	2